UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     F.W. Thompson Co. Limited
Address:  One St. Clair Avenue West
          Toronto, Canada
          M4V 1K6

Form 13F File Number:  28-7612


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Thompson
Title:    Treasurer
Phone:    (416) 515-9500

Signature, Place, and Date of Signing:
                                  Toronto, Canada             February 10, 2000
------------------------------    ------------------          -----------------
         [Signature]               [City, State]                   [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1
                                        ---------

Form 13F Information Table Entry Total:   24
                                        ---------

Form 13F Information Table Value Total: $ 170,104
                                        ---------
                                       (thousands)


List of Other Included Managers:



No.       Form 13F File Number          Name

 1        28-                           Sterling Management [1985] Limited
---       --------------------          ----------------------------------

                  F.W. THOMPSON 13F INFORMATION TABLE 12/31/99

         COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
-------------------------- ---------------- ---------- -------- --------------------  ------------ --------   ---------------------
                                                        VALUE   SHRS OR    SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE  SHARED    NONE
-------------------------- ---------------- ---------- -------- --------  ----- ----  ------------ --------   ----  -------  -------
Abbott Laboratories        COM              002824100  8,170     225,000   SH            SOLE                       75,000   150,000
Agilent Technologies Inc.  COM              00846U101  54        700       SH            SOLE                       700
Alcatel Alstom             SPON AD12        013904305  12,870    286,000   SH            SOLE                       161,000  125,000
Allegience Telecom         COM              01747T102  923       10,000    SH            SOLE                       10,000
Bank of America Corp.      COM              060505104  19,824    395,000   SH            SOLE                       195,000  200,000
Chase Manhattan            COM              16161A108  11,265    145,000   SH            SOLE                       145,000
China South Airls          SPON ADR CL H    169409109  2,091     26,600    SH            SOLE                       26,600
Ericsson I.M. Tel Co.      ADR CL B SEK 10  294821400  15,207    231,500   SH            SOLE                       131,500  100,000
FDX Corp.                  COM              31304N107  5,117     125,000   SH            SOLE                       25,000   100,000
First Health Group         COM              320960107  4,838     180,000   SH            SOLE                       80,000   100,000
Freeport McMoran           CL A             35671D105  190       10,000    SH            SOLE                       10,000
Ing Groep                  SPON ADR         456837103  6,161     101,000   SH            SOLE                       26,000   75,000
Input/Output Inc.          COM              457652105  253       50,000    SH            SOLE                                50,000
Mandalay Resort Group      COM              562567107  503       25,000    SH            SOLE                       25,000
Merrill Lynch              COM              590188108  9,164     110,000   SH            SOLE                       110,000
Northpoint Communications  COM              666610100  9,175     382,300   SH            SOLE                       207,300  175,000
Philip Morris Cos Inc.     COM              718154107  2,319     100,000   SH            SOLE                                100,000
Pico Holdings              COM              693366205  3,080     250,138   SH            SOLE                       100,138  150,000
Sapient Corp.              COM              803062108  14,798    105,000   SH            SOLE                       35,000   70,000
School Specialty Inc.      COM              807863105  1,513     100,000   SH            SOLE                                100,000
Shared Medical Systems     COM              819486101  21,623    424,500   SH            SOLE                       278,800  145,700
Sola International         COM              834092108  3,272     235,800   SH            SOLE                       120,800  115,000
Starmedia                  COM              855546107  9,034     225,500   SH            SOLE                       125,500  100,000
United Parcel Service Inc. COM              911312106  8,660     125,500   SH            SOLE                       50,500   75,000